Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-Term Debt [Abstract]
Debt Disclosure

Facility	June 30, 2018	December 31, 2017
(a) Credit Facilities	65,000	250,104
(b) Term Bank Loans	1,619,266	1,512,978

Total	1,684,266	1,763,082
Less deferred finance costs, net	(12,181)	(11,213)
Total long-term debt	1,672,085	1,751,869
Less current portion of debt	(260,619)	(228,967)
Add deferred finance costs, current portion	3,370	3,084

Total long-term portion, net of current portion and deferred finance costs	1,414,836	1,525,986

Schedule of Weighted-Average Interest Rate

Three months ended June 30, 2018	4.25%
Three months ended June 30, 2017	3.42%

Six months ended June 30, 2018	4.00%
Six months ended June 30, 2017	3.32%

Debt Principal Payments

Period/Year	Amount

July to December 2018	87,381
2019	248,037
2020	264,759
2021	282,319
2022	221,151
2023 and thereafter	580,619

1,684,266